Income taxes	12 Months Ended
Mar. 31, 2022
Disclosure of income tax [Abstract]
Income taxes

2
5
. Income taxes

a. Income tax expense/(benefit) recognized in the consolidated income statement

Income tax expense/(benefit) recognized in the consolidated income statement consists of the following:

	For the Year Ended March 31,
	2022		2021		2020
Current taxes
Domestic	Rs.	4,180	Rs.	5,849	Rs.	5,157
Foreign		2,231		2,323		1,459
	Rs.	6,411	Rs.	8,172	Rs.	6,616
Deferred taxes
Domestic	Rs.	2,165	Rs.	2,736	Rs.	(6,580)
Foreign		154		(1,733)		(1,502)
	Rs.	2,319	Rs.	1,003	Rs.	(8,082)
Tax expense/(benefit), net	Rs.	8,730	Rs.	9,175	Rs.	(1,466)

b. Income tax expense/(benefit) recognized directly in equity

Income tax expense/(benefit) recognized directly in equity consists of the following:

	For the Year Ended March 31,
	2022		2021		2020
Tax effect on changes in fair value of other investments	Rs.	(293)	Rs.	293	Rs.	-
Tax effect on effective portion of change in fair value of cash flow hedges		288		319		(232)
Tax effect on actuarial gains/losses on defined benefit obligations		(12)		(73)		22
	Rs.	(17)	Rs.	539	Rs.	(210)

c. Reconciliation of effective tax rate

The following is a reconciliation of the Company’s effective tax rates for the years ended March 31, 2022, 2021 and 2020:

	For the Year Ended March 31,
	2022		2021		2020
Profit before income taxes	Rs.	32,298	Rs.	26,413	Rs.	18,032
Enacted tax rate in India		34.94%		34.94%		34.94%
Computed expected tax expense	Rs.	11,285	Rs.	9,229	Rs.	6,301
Effect of:
Differences between Indian and foreign tax rates	Rs.	(427)	Rs.	810	Rs.	3,385
Unrecognized deferred tax assets/(recognition of previously unrecognized deferred tax assets, net)		97		1,220		(6,478)
Expenses not deductible for tax purposes		208		230		155
Income exempt from income taxes		(1,619)		(1,807)		(1,029)
Foreign exchange differences		(55)		(18)		(64)
Incremental deduction allowed for research and development costs (1)		-		-		(1,241)
Tax expense on distributed/undistributed earnings of subsidiary outside India		(220)		-		254
Income from sale of capital assets		(305)		-		(2,620)
Effect of change in tax rate		-		(333)		(37)
Others		(234)		(156)		(92)
Income tax expense/(benefit)	Rs.	8,730	Rs.	9,175	Rs.	(1,466)
Effective tax rate		27%		35%		(8)%

(1)	India’s Finance Act, 2016 incorporated an amendment that reduces the weighted deduction on eligible research and development expenditure in a phased manner from 200% to 150% commencing from April 1, 2017 and from 150% to 100% effective April 1, 2020.
The Company’s effective tax rate for the year ended March 31, 2022 was lower as compared to the year ended March 31, 2021 primarily on account of
:

•
lower profit base during the year ended March 31, 202
1
on account of impairment losses
,

a permanent difference resulting in a higher tax rate.

After adjusting these impairment losses, the adjusted effective tax rate stands at 26.5% for the year ended March 31, 2021; and

•
inclusion of income from sale of capital assets, which is taxable at a rate lower than the enacted tax rate for the year ended March 31, 2022. Consequently, effective tax rate
for the year ended March 31, 2022 was approximately lower by 1% on account of income from the sale of capital assets.

The balance impact is on account of changes in the Company’s jurisdictional mix of earnings (i.e., decrease in the proportion of the Company profits from lower tax jurisdictions and increase in proportion of the Company profits from higher tax jurisdictions).

d. Unrecognized deferred tax assets

The details of unrecognized deferred tax assets are summarized below:

	As of March 31,
	2022		2021
Deductible temporary differences, net	Rs.	538	Rs.	738
Operating tax loss carry-forward		4,590		4,742
	Rs.	5,128	Rs.	5,480

During the year ended March 31, 2022, the Company recognized deferred tax assets on certain

operating tax losses
primaril
y

pertaining

to Dr. Reddy’s Laboratories SA, Switzerland
,
as the Company believes that it is probable that there will be available taxable profits against which such tax losses can be utilized.

Deferred income tax
liability is
 not provided on undistributed earnings of Rs.18,471 and Rs. 19,543 as of March 31, 2022 and 2021, respectively of subsidiaries, where it is expected that earnings of the subsidiaries will not be distributed in the foreseeable future. Generally, the Company indefinitely reinvests all of the accumulated undistributed earnings of subsidiaries, and accordingly, has not recorded any deferred taxes in relation to such undistributed earnings of its subsidiaries.

e. Deferred tax assets and liabilities

The tax effects of significant temporary differences that resulted in deferred tax assets and liabilities and a description of the items that created these differences is given below:

	As of March 31,
	2022		2021
Deferred tax assets/(liabilities):
Inventory	Rs.	3,197	Rs.	3,997
Minimum Alternate Tax*		3,929		4,748
Trade and other receivables**		710		569
Operating/other tax loss carry-forward		2,053		2,593
Other current assets and other current liabilities, net		1,546		1,404
Property, plant and equipment		(3,300)		(2,547)
Other intangible assets		34		(283)
Others		(25)		(189)
Net deferred tax assets	Rs.	8,144	Rs.	10,292

*
As per Indian tax laws, companies are liable for a Minimum Alternate Tax (“MAT”) when current tax, as computed under the provisions of the Income Tax Act, 1961 (“Tax Act”), is determined to be below the MAT computed under section 115JB of the Tax Act. If in any year the Company pays a MAT, then it is entitled to claim credit of the MAT paid over and above the normal tax liability in the subsequent years. The MAT credit is eligible to be carried forward and set-off in the future against the current tax liabilities over a period of 15 years starting from the succeeding fiscal year in which such credit was generated.

**
The final regulations addressing changes in income recognition rules under Treas. Reg. sections 1.451-3 and 1.451-8 were published on January 6, 2021, and are effective for tax years beginning on or after January 1, 2021.  The final regulations which are mandatory for tax years beginning after December 31, 2020, are consistent with the Internal Revenue Service’s (IRS) position and therefore create the need for the Company to change its current accounting method used for chargebacks to align with the final regulations.   As a consequence, of the new regulations, Dr. Reddy’s Laboratories Inc. U.S.A. has created a deferred tax asset and deferred tax liability in the financial statements reported for the year ending March 31, 2022.

In assessing whether the deferred income tax assets will be realized, management considers whether some portion or all of the deferred income tax assets will not be realized. The ultimate realization of the deferred income tax assets and tax loss carry-forwards is dependent upon the generation of future taxable income during the periods in which the temporary differences become deductible. Management considers the scheduled reversals of deferred tax liabilities, projected future taxable income and tax planning strategy in making this assessment. Based on the level of historical taxable income and projections of future taxable income over the periods in which the deferred tax assets are deductible, management believes that the Company will realize the benefits of those recognized deductible differences and tax loss carry-forwards. Recoverability of deferred tax assets is based on estimates of future taxable income. Any changes in such future taxable income would impact the recoverability of deferred tax assets.

Operating loss carry-forward consists of business losses, unabsorbed depreciation and unabsorbed interest carry-forwards. A portion of this total loss can be carried indefinitely and the remaining amounts expire at various dates ranging from 2023 through 2040.
f. Movement in deferred tax assets and liabilities during the years ended March 31, 2022 and 2021
.

	As of March 31, 2021		Recognized in income statement		Recognized in equity		As of March 31, 2022
Deferred tax assets/(liabilities):
Inventory	Rs.	3,997	Rs.	(800)	Rs.	-	Rs.	3,197
Minimum Alternate Tax		4,748		(819)		-		3,929
Trade and other receivables		569		141		-		710
Operating/other tax loss carry-forward		2,593		(540)		-		2,053
Other current assets and other current liabilities, net		1,404		142		-		1,546
Property, plant and equipment		(2,548)		(752)		-		(3,300)
Other intangible assets		(283)		317		-		34
Others		(188)		146		17		(25)
Net deferred tax assets	Rs.	10,292	Rs.	(2,165)	Rs.	17	Rs.	8,144

The details of movement in deferred tax assets and liabilities are summarized below:

	As of March 31, 2020		Recognized in income statement		Recognized in equity		As of March 31, 2021
Deferred tax assets/(liabilities):
Inventory	Rs.	3,216	Rs.	781	Rs.	-	Rs.	3,997
Minimum Alternate Tax		6,246		(1,498)		-		4,748
Trade and other receivables		369		200		-		569
Operating/other tax loss carry-forward		3,399		(806)		-		2,593
Other current assets and other current liabilities, net		1,448		(44)		-		1,404
Property, plant and equipment		(2,361)		(187)		-		(2,548)
Other intangible assets		(477)		194		-		(283)
Others		99		252		(539)		(188)
Net deferred tax assets	Rs.	11,939	Rs.	(1,108)	Rs.	(539)	Rs.	10,292

The amounts recognized in the consolidated income statement for the years ended March 31, 2022 and 2021 include Rs.154 and Rs. (105), respectively, which represent exchange differences arising due to foreign currency translations.

g. Uncertain tax positions

The Company is contesting various disallowances by the Indian Income Tax authorities. The associated tax impact for disallowances being more likely than not to be accepted by Tax authorities is Rs.2,726, and accordingly, no provision is made in these consolidated financial statements as of March 31, 2022.

During the years ended March 31, 2014, 2015 and 2016, Industrias Quimicas Falcon de Mexico, S.A. de CV, a wholly-owned subsidiary of the Company in Mexico, received a notice from Mexico's Tax Administration Service, Servicio de Administracion Tributaria (“SAT”), with respect to disallowance on account of transfer pricing adjustments pertaining to the calendar years ended December 31, 2006, December 31, 2007 and December 31, 2008. The associated tax impact is Rs.918 (MXN 241) and profit share impact is Rs.95 (MXN 25). The Company filed administrative appeals with the SAT by challenging these disallowances and, during February and March 2017, the Company received orders of the SAT confirming these disallowances by dismissing its administrative appeals. The Company disagrees with the SAT’s disallowances and filed an appeal with the Tribunal Federal de Justicia Administrativa (Federal Tax and Administrative Court of Mexico) in March and April 2017. The Company believes that it is more likely than not that it would prevail over the SAT in this litigation. Accordingly, no provision has been made in these consolidated financial statements as of March 31, 2022.